Property, Plant and Equipment - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 19, 2012
Property Plant And Equipment [Abstract]
Depreciation and amortization expense		$ 976,000	$ 613,000	$ 499,000
Company acquired land, building and equipment					1,459,000
Transaction costs of acquisition					341,000
Fair value in excess of purchase price of the asset acquired					257,000
Interest expense	$ 1,271,000	$ 801,000	$ 106,000